Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0001100682
Registrant Name	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A